Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Customer Bank	Jun. 30, 2012	Dec. 31, 2012
Sales Of Receivables Additional Textual [Abstract]
Number of customers			7
Number of banks			8
Amount of receivables sold through factoring arrangements	$ 83.6	$ 69.8	$ 177.4	$ 154.0
Amount of additional outstanding receivables of factoring arrangements	233.1		233.1		218.1
Discount on receivables sold through factoring arrangements	$ 1.3	$ 1.4	$ 2.6	$ 2.9